Other payable (Tables)	12 Months Ended
Dec. 31, 2024
Other payable
Schedule of other payable
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Other payable to related party(1)	13,533	387
Accrued expenses	8,685	21,960
Other taxes payable(2)	3,615	433
Total	25,833	22,780